LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
Schedule of classification of leases
		June 30,	December 31,
	Balance Sheet Classification	2024	2023

Right-of-use assets	Other long-term assets	$89,794	$101,400
Current lease liabilities	Other current liabilities	20,022	19,064
Non-current lease liabilities	Other long-term liabilities	66,673	76,930

	Balance Sheet	December 31,	December 31,
	Classification	2023	2022

Right-of-use assets	Other long-term assets	$101,400	$130,381
Current lease liabilities	Other current liabilities	19,064	17,282
Non-current lease liabilities	Other long-term liabilities	76,930	95,993

Schedule of maturities of lease liabilities
Maturity of lease liabilities
2024 (six months remaining)	$15,271
2025	27,717
2026	27,717
2027	27,012
Thereafter	6,608
Total lease payments	$104,325
Less: Imputed interest	(17,630)
Present value of lease liabilities	$86,695

December 31, 2023
Maturity of lease liabilities	Financing Leases
2024	27,717
2025	27,717
2026	27,717
2027	27,012
Thereafter	8,021
Total lease payments	$118,184
Less: Imputed interest	(22,190)
Present value of lease liabilities	$95,994